VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.9

Exception Grades - DS-135328
Run Date - 5/29/2020 12:01:39 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
900713999					03/18/2016	Credit	Credit	Miscellaneous	Credit Exception:	Missing tax return for guarantor			Provided in trailing docs	03/28/2016		1		PA	Investment	Purchase		A	A	A	A			A	A	N/A				Credit